Carrying values of vessels (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) tanker	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2022 USD ($)	Jun. 30, 2022 vessel	Jun. 30, 2022	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and drydock			$ 3,144,735,000			$ 3,842,071,000
Number of vessels value in use calculation performed | vessel		3
Growth rate in freight rates					2.44%
Discount rate applied to cash flow projections					8.23%	7.19%
Net (increase) / decrease in accrued interest expense	$ (70,000)	$ 39,000
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels with market values in excess of their carrying amount | vessel				96
Number of vessels had market values less than their carrying amount | vessel				14
Vessels and drydock			3,084,008,000			$ 3,762,479,000
Average time charter rate period used to establish growth rate	3 years
Useful life used for calculating growth rate	15 years
Forecast period	3 years
Ships For Which Carrying Value Exceeds Fair Value Less Costs To Sell | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and drydock			0
Ships For Which Value In Use Exceeds Carrying Value | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and drydock			$ 0
Ships For Which Value In Use Is Less Than Carrying Value
Disclosure of detailed information about property, plant and equipment [line items]
Number of right-of-use vessels, value in use calculation performed | tanker	0
Non-current assets held for sale | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels classified as held for sale	2			2